Short-Term and Long-Term Financial Liabilities - Schedule of Fair Value Measurement (Details) - Level 3 [member]	9 Months Ended
Sep. 30, 2026 USD ($)
Conversion Feature Before Amendment [Member]
Schedule of Fair Value Measurement [Line Items]
Measurement date	Jun. 05, 2026
Fair value	$ 2,561,000
Conversion Feature After Amendment [Member]
Schedule of Fair Value Measurement [Line Items]
Measurement date	Jun. 05, 2026
Fair value	$ 5,762,000
Amended Convertible Notes Recognized At Fair Value [Member]
Schedule of Fair Value Measurement [Line Items]
Measurement date	Jun. 05, 2026
Fair value	$ 16,442,000